Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
General and administrative expenses	$ 17,925	$ 17,816	$ 14,514
Allianz Life Insurance Financial Service
Related Party Transaction [Line Items]
Related party transaction, commission expense	21,607	23,410	24,771
Expense in Other liabilities	1,747	1,771
Related party transaction, revenue from related party	4,264	4,332	3,860
Related party transaction, expenses from related party	4,348	4,198	1,454
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rent expense	27	27	32
Allianz Life
Related Party Transaction [Line Items]
Service fee	10,135	9,437	8,368
Accrued service fee	1,086	839
Affiliated companies
Related Party Transaction [Line Items]
Service fee	491	272	212
Accrued service fee	40	22
Related Party Transactions
Related Party Transaction [Line Items]
General and administrative expenses	1,097	1,115	$ 1,182
Payable to affiliates	$ 176	$ 181